Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Segment Adjusted Gross Profit	Segment adjusted gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2024
	€ in thousands

Revenues	2,293	2,974	1,741	18,365	-	15,094	67,084	-	278	107,829	(67,362)	40,467
Operating expenses	(109)	(519)	(593)	(4,695)	-	(13,887)	(50,065)	-	(142)	(70,010)	50,207	(19,803)
Depreciation and amortization expenses	(89)	(919)	(1,088)	(11,453)	-	(2,316)	(2,489)	-	(48)	(18,402)	2,515	(15,887)
Gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	88	19,417	(14,640)	4,777

Adjusted gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	317	19,646	(14,869)	4,777
Project development costs												(4,101)
General and administrative expenses												(6,063)
Share of income of equity accounted investee												11,062
Other income, net												3,409
Operating profit												9,084
Financing income												2,495
Financing income in connection with derivatives and warrants, net												1,140

Financing expenses, net												(23,286)
Profit before taxes on income												(10,567)

Segment assets as at December 31, 2024	67,546	12,633	19,403	225,452	55,564	32,360	109,579	186,333	-	708,870	(31,613)	677,257

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2023
	€ in thousands

Revenues	-	2,791	4,051	24,971	-	17,021	63,973	-	675	113,482	(64,648)	48,834
Operating expenses	-	(517)	(1,825)	(5,786)	-	(14,733)	(47,322)	-	(342)	(70,525)	47,664	(22,861)
Depreciation and amortization expenses	-	(912)	(946)	(11,459)	-	(2,670)	(5,689)	-	(461)	(22,137)	6,125	(16,012)
Gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	(128)	20,820	(10,859)	9,961

Adjusted gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	1,223	22,171	(12,210)	9,961
Project development costs												(4,465)
General and administrative expenses												(5,283)
Share of income of equity accounted investee												4,320
Other income, net												-
Operating profit												4,533
Financing income												8,747
Financing income in connection with derivatives and warrants, net												251

Financing expenses, net												(12,555)
Profit before taxes on income												976

Segment assets as at December 31, 2023	43,071	12,807	19,691	231,142	6,612	31,164	97,339	172,096	28,297	642,219	(29,367)	612,852

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation, and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2022
	€ in thousands

Revenues	-	3,264	3,597	32,740	-	12,640	62,813	-	1,119	116,173	(63,932)	52,241
Operating expenses	-	(322)	(1,399)	(8,764)	-	(13,186)	(47,442)	-	(418)	(71,531)	47,860	(23,671)
Depreciation and amortization expenses	-	(908)	(427)	(11,400)	-	(2,824)	(6,339)	-	(512)	(22,410)	6,830	(15,580)
Gross profit (loss)	-	2,034	1,771	12,576	-	(3,370)	9,032	-	189	22,232	(9,242)	12,990
Adjusted gross profit (loss)	-	2,034	1,771	12,576	-	(3,370)	9,032	-	1,565	23,608	(10,618)	12,990
Project development costs												(3,784)
General and administrative expenses												(5,855)
Share of income of equity accounted investee												1,206
Other income, net												-
Operating profit												4,557
Financing income												6,443
Financing income in connection with derivatives and warrants, net												605

Financing expenses, net												(10,524)
Profit before taxes on income												1,081

Segment assets as at December 31, 2022	22,608	14,577	20,090	244,584	-	32,002	107,079	137,432	34,750	613,122	(36,965)	576,157

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €4,546 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

Schedule of Revenues from the Company’s Operations

The following table lists the revenues from the Company’s operations in Italy, Spain, Israel and the Netherlands:

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Italy solar segment	2,293	-	-
Spanish solar segment	2,974	2,791	3,264
Ellomay Solar segment (Spain)	1,741	4,051	3,597
Talasol solar segment (Spain)	18,365	24,971	32,740
Netherlands biogas segment	15,094	17,021	12,640

Total revenues	40,467	48,834	52,241

Schedule of Non-current Assets, Net

The following table lists the non-current assets, net from the Company’s operations in Spain, Israel, USA, Italy and the Netherlands:

	As at December 31
	2024	2023
Non-current assets (*)	€ in thousands
Spain	222,892	238,580
Israel	229,665	195,248
USA	53,750	6,041
Italy	58,038	33,711
Netherlands	25,051	25,871
Total fixed assets, net	589,396	499,451

(*)	Other than financial instruments, deferred tax assets and employee benefit assets.